Commitments, Guarantees and Contingencies - Lease Commitments, Contractual Commitments, and Letters of Credit (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Total future rental payments for the remainder of the operating leases	$ 1,000,000,000	$ 950,000,000
Contractual commitments outstanding	5,070,000,000	4,211,000,000
Maximum borrowing capacity	889,000,000	839,000,000
Letters of credit outstanding	$ 110,000,000	$ 105,000,000